Income taxes - Schedule of Components of Income Tax Expenses Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense/(benefit)	¥ 78		¥ (582)	¥ 1,018
Deferred tax benefit	(989)	$ (144)	(989)	(1,889)
Income tax Credit, net	¥ (911)	$ (133)	¥ (1,571)	¥ (871)